Income Tax Expense	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income Tax Expense
31.	Income Tax Expense

(1)	Income tax expenses for the years ended December 31, 2022, 2021 and 2020 consist of the following:

(In millions of won)
	2022		2021	2020
Current tax expense:
Current year	￦	274,902	319,539	286,717
Current tax of prior years(*)		73,477	705	14,536

		348,379	320,244	301,253

Deferred tax expense:
Changes in net deferred tax assets		(60,058)	331,704	75,249

Income tax expense
Tax expense of continuing operation		288,321	446,796	221,262
Tax expense of discontinued operation		—	205,152	155,240

	￦	288,321	651,948	376,502

(*)	Current tax of prior years are mainly composed of the income tax refund due to a change in the interpretation of the tax authority in relation to the income tax previously recognized by the Group.

(2)
The difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes for the years ended December 31, 2022, 2021 and 2020 is attributable to the following:

(In millions of won)
	2022		2021(*)	2020(*)
Income taxes at statutory income tax rate	￦	329,580	834,146	505,824
Non-taxable income		(14,969)	(13,924)	(41,084)
Non-deductible expenses		24,679	15,329	31,882
Tax credit and tax reduction		(10,300)	(62,075)	(48,774)
Changes in unrecognized deferred taxes		21,057	(68,589)	(69,776)
Changes in tax rate		(42,307)	(36,193)	24,537
Income tax refund and others		(19,419)	(16,746)	(26,107)

Income tax expense	￦	288,321	651,948	376,502

(*)	The aggregated amount of profit before income tax from continuing and discontinued operations.

(3)	Deferred taxes directly charged to (credited from) equity for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022		2021	2020
Valuation gain (loss) on financial assets measured at fair value	￦	167,249	(208,490)	(166,612)
Share of other comprehensive loss of investment in associates and joint ventures		(2,972)	(34)	(14)
Valuation gain (loss) on derivatives		7,649	(5,709)	(6,886)
Remeasurement of defined benefit liabilities		(20,867)	(3,780)	(164)
Gain (loss) on disposal of treasury shares and others		(28,108)	26,970	—

	￦	122,951	(191,043)	(173,676)

(4)	Details of the changes in deferred tax assets (liabilities) for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)
	2022
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Business combinations	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	￦	77,357	(2,315)	—	—	75,042
Accrued interest income		(166)	(5,057)	—	(2,680)	(7,903)
Financial assets measured at fair value		(157,828)	(19,592)	167,249	—	(10,171)
Investments in subsidiaries, associates and joint ventures		(31,817)	51,635	(2,972)	—	16,846
Property and equipment and intangible assets		(305,967)	(46,895)	—	257	(352,605)
Provisions		4,198	(2,569)	—	—	1,629
Retirement benefit obligation		52,332	(875)	(20,867)	29	30,619
Valuation gain on derivatives		6,336	(1,217)	7,649	—	12,768
Gain (loss) on foreign currency translation		21,378	(745)	—	—	20,633
Incremental costs to acquire a contract		(749,871)	26,971	—	—	(722,900)
Contract assets and liabilities		(2,201)	6,480	—	—	4,279
Right-of-use assets		(389,502)	(41,895)	—	—	(431,397)
Lease liabilities		381,537	47,111	—	—	428,648
Others		68,481	41,691	(28,108)	3,652	85,716

		(1,025,733)	52,728	122,951	1,258	(848,796)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		—	2,007	—	—	2,007
Tax credit		84,560	5,323	—	—	89,883

		84,560	7,330	—	—	91,890

	￦	(941,173)	60,058	122,951	1,258	(756,906)

(In millions of won)
	2021
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Business combinations	Spin-off	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	￦	91,285	(8,397)	—	—	(5,531)	77,357
Accrued interest income		(1,631)	(2,022)	—	—	3,487	(166)
Financial assets measured at fair value		(81,055)	(6,765)	(208,490)	—	138,482	(157,828)
Investments in subsidiaries, associates and joint ventures		(1,673,906)	(281,035)	(34)	—	1,923,158	(31,817)
Property and equipment and intangible assets		(511,862)	(42,456)	—	(1,023)	249,374	(305,967)
Provisions		6,294	(1,436)	—	—	(660)	4,198
Retirement benefit obligation		102,285	(3,563)	(3,780)	—	(42,610)	52,332
Valuation gain (loss) on derivatives		14,767	210	(5,709)	—	(2,932)	6,336
Gain (loss) on foreign currency translation		21,774	(396)	—	—	—	21,378
Incremental costs to acquire a contract		(807,831)	53,492	—	—	4,468	(749,871)
Contract assets and liabilities		(2,606)	405	—	—	—	(2,201)
Right-of-use assets		(372,297)	(35,851)	—	—	18,646	(389,502)
Lease liabilities		362,476	38,600	—	—	(19,539)	381,537
Others		120,514	(95,537)	26,970	(135)	16,669	68,481

		(2,731,793)	(384,751)	(191,043)	(1,158)	2,283,012	(1,025,733)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		88,223	7,915	—	—	(96,138)	—
Tax credit		39,583	45,132	—	—	(155)	84,560

		127,806	53,047	—	—	(96,293)	84,560

	￦	(2,603,987)	(331,704)	(191,043)	(1,158)	2,186,719	(941,173)

(5)
Details of temporary differences, unused tax loss carryforwards and unused tax credits carryforwards which are not recognized as deferred tax assets (liabilities), in the consolidated statements of financial position as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Loss allowance	￦	85,969	85,998
Investments in subsidiaries, associates and joint ventures		(434,253)	(176,520)
Other temporary differences		61,817	61,368
Unused tax loss carryforwards		229,410	347,889
Unused tax credit carryforwards		—	34

(6)	The amount of unused tax loss carryforwards and unused tax credit carryforwards which are not recognized as deferred tax assets as of December 31, 2022 are expiring within the following periods:

(In millions of won)
	Unused tax loss carryforwards
Less than 1 year	￦	—
1 ~ 2 years		11,544
2 ~ 3 years		14,345
More than 3 years		203,521

	￦	229,410